CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenue	$ 8,027	$ 8,601	$ 8,380
Expenses
Selling, general and administrative	2,367	2,554	2,473
Research and development	452	471	413
Amortization of intangible assets	1,645	1,897	2,644
Goodwill impairments	0	0	2,322
Asset impairments, including loss on assets held for sale	114	75	568
Restructuring, integration and separation costs	22	31	22
Acquisition-related contingent consideration	48	12	(9)
Other expense (income), net	454	1,414	(20)
Total Expenses	7,351	8,804	10,764
Operating income (loss)	676	(203)	(2,384)
Interest income	13	12	11
Interest expense	(1,534)	(1,612)	(1,685)
Loss on extinguishment of debt	(59)	(42)	(119)
Foreign exchange and other	(30)	8	23
Loss before benefit from income taxes	(934)	(1,837)	(4,154)
Benefit from income taxes	375	54	10
Net loss	(559)	(1,783)	(4,144)
Net income attributable to noncontrolling interest	(1)	(5)	(4)
Net loss attributable to Bausch Health Companies Inc.	$ (560)	$ (1,788)	$ (4,148)
Basic and diluted loss per share attributable to Bausch Health Companies Inc. (in dollars per share)	$ (1.58)	$ (5.08)	$ (11.81)
Basic and diluted weighted-average common shares (in shares)	355.0	352.1	351.3
Product sales
Revenues
Revenue	$ 7,924	$ 8,489	$ 8,271
Expenses
Cost of goods sold (excluding amortization and impairments of intangible assets) and Cost of other revenues	2,202	2,297	2,309
Other revenues
Revenues
Revenue	103	112	109
Expenses
Cost of goods sold (excluding amortization and impairments of intangible assets) and Cost of other revenues	$ 47	$ 53	$ 42